Income Taxes - PRC subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Income Taxes
Current	¥ 86,367	$ 13,046	¥ (51,512)	¥ (38,801)
Deferred	(1,727)	(261)	749	788
Income tax expense	¥ (88,094)	$ (13,307)	¥ (50,763)	¥ (38,013)